LOANS AND ADVANCES TO CUSTOMERS, NET - Impact of movements in the value of the portfolio and loss allowance by stage (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 COP ($)
12-month expected credit losses | Stage One
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	$ 28,847,204
Changes in loss allowance for credit losses	$ (878,256)
Percentage increase (decrease) in newly granted loans	34.00%
Percentage increase (decrease) in foreign exchange rate	16.00%
Lifetime expected credit losses | Stage Two
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	$ 521,085
Changes in loss allowance for credit losses	313,787
Lifetime expected credit losses | Stage Two | Agribusiness
LOANS AND ADVANCES TO CUSTOMERS, NET
Transfers from stage 3 to stage 2	681,480
Lifetime expected credit losses | Stage Three
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	(454,536)
Changes in loss allowance for credit losses	(208,353)
Charge-off	$ 401,163
Percentage increase (decrease) in the restatement of credits	16.00%
Lifetime expected credit losses | Stage Three | Building industry
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase from new significant clients in default	$ 45,868